SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended						12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2013 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Jun. 30, 2011 Employee Stock Option [Member]	Jun. 30, 2010 Employee Stock Option [Member]	Jun. 30, 2013 Employee Stock Option [Member] Minimum [Member]	Jun. 30, 2013 Employee Stock Option [Member] Maximum [Member]	Jun. 30, 2013 Nonvested Stock Options [Member]	Jun. 30, 2012 Nonvested Stock Options [Member]	Jun. 30, 2011 Nonvested Stock Options [Member]	Jun. 30, 2013 Restricted Shares [Member]	Jun. 30, 2013 Furniture and Equipment [Member]	Jun. 30, 2013 Building Premises [Member]	Jun. 30, 2013 Leasehold Improvements [Member]	Jun. 30, 2013 West View Savings Bank [Member]
Organization
Interest in subsidiary																	100.00%
Minimum balance of CMO for third party evaluation	$ 115
Premises and Equipment
Estimated useful life, minimum														3 years	25 years	7 years
Estimated useful life, maximum														10 years	50 years	15 years
Stock Options
Maximum stock options or restricted shares authorized				152,000									38,000
Vesting period				5 years
Contractual term				10 years
Share-based compensation expense	20	21	22
Unrecognized compensation cost	$ 7
Period over which unrecognized compensation cost will be recognized	1 year
Assumptions
Volatility, minimum				7.49%
Volatility, maximum				11.63%
Interest Rates, minimum				2.59%
Interest Rates, maximum				3.89%
Dividend Yields								3.94%	4.02%
Weighted Average Life (in years)				10 years
Stock options outstanding, shares				77,019	87,019	87,019	87,019			27,229	51,502	70,550